Revenues	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Revenues

Note 3 - Revenues

Disaggregation of revenue

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2023 and 2022:

	Six months ended
	June 30, 2023	June 30, 2022
Sales of products	$473,853	$616,670
Non-recurring engineering and proof of concept contracts	-	351,255
	$473,853	$967,925